Expense Example - Boyd Watterson Limited Duration Enhanced Income Fund	Oct. 28, 2026 USD ($)
Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	$ 732